Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventories	$ 1,995	$ 1,448
Bunkers [Member]
Inventories [Abstract]
Inventories	392	0
Lubricants [Member]
Inventories [Abstract]
Inventories	$ 1,603	$ 1,448